Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2017	Apr. 16, 2018
Statement [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Trading Symbol	dxi
Entity Registrant Name	DXI Energy Inc.
Entity Central Index Key	0001323838
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		103,606,088
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY